Note 12 Other Income/Write-off of Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Other Income Write Off Of Liabilities [Abstract]
Writeoff of Accrued Liabilities	$ 1,194